Basis of Preparation and New IFRS Pronouncements	12 Months Ended
Dec. 31, 2022
Basis of Preparation and New IFRS Pronouncements [Abstract]
Basis of Preparation and New IFRS Pronouncements	Basis of Preparation and New IFRS Pronouncements
a) Basis of Preparation

These annual consolidated financial statements have been prepared by management in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and were approved by the Board of Directors on February 18, 2023.

b) New IFRS Pronouncements

Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – Interest Rate Benchmark Reform – Phase 2

In August 2020, the IASB issued amendments to IFRS 9, Financial Instruments (IFRS 9), IAS 39, Financial Instruments: Recognition and Measurement (IAS 39), IFRS 7, Financial Instruments: Disclosures (IFRS 7), IFRS 4, Insurance Contracts (IFRS 4) and IFRS 16, Leases (IFRS 16) as a result of Phase 2 of the IASB’s Interest Rate Benchmark Reform project. The amendments address issues arising in connection with reform of benchmark interest rates, including the replacement of one benchmark rate with an alternative one. The amendments were effective January 1, 2021.

Term Secured Overnight Financing Rate (Term SOFR) was formally recommended by the Alternative Reference Rates Committee (a committee convened by the U.S. Federal Reserve Board) as the recommended fallback for USD London Interbank Offered Rate (LIBOR) based loans. Term SOFR is expected to be economically equivalent to LIBOR, allowing for use of the practical expedient under IFRS 9. Our QB2 project financing facility, Compañía Minera Antamina S.A. (Antamina) loan agreement and QB2 advances from Sumitomo Metal Mining Co., Ltd. and Sumitomo Corporation (together referred to as SMM/SC) are our most significant financial instruments that are exposed to LIBOR.

For the year ended December 31, 2022, we transitioned our sustainability-linked revolving credit facility to Term SOFR. This did not affect our financial statements as this credit facility remains undrawn. We have not yet transitioned the remaining financial instruments that use the LIBOR settings that are currently scheduled to cease publication after June 30, 2023. We continue to work with our lenders on the replacement of the affected rates for our other significant financial instruments, which is not expected to result in a significant change to our financial statements, our interest rate risk management strategy or our interest rate risk.

Amendments to IAS 16 – Property, Plant and Equipment: Proceeds before Intended Use

We adopted the amendments to IAS 16, Property, Plant and Equipment on January 1, 2022 with retrospective application. The amendments prohibit a company from deducting from the cost of property, plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use. Instead, a company will recognize such sales proceeds and related costs in profit (loss). On adoption, these amendments did not affect our financial results. These amendments will have an effect on the accounting related to the sale of products during the commissioning phase of QB2 in 2023.
2.    Basis of Preparation and New IFRS Pronouncements (continued)
Amendments to IAS 1 – Presentation of Financial Statements

In October 2022, the IASB issued amendments to IAS 1, Presentation of Financial Statements titled Non-current liabilities with covenants. These amendments sought to improve the information that an entity provides when its right to defer settlement of a liability is subject to compliance with covenants within 12 months after the reporting period. These amendments to IAS 1 override but incorporate the previous amendments, Classification of liabilities as current or non-current, issued in January 2020, which clarified that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Liabilities should be classified as non-current if a company has a substantive right to defer settlement for at least 12 months at the end of the reporting period. The amendments are effective January 1, 2024, with early adoption permitted. Retrospective application is required on adoption. We do not expect these amendments to have a material effect on our financial statements.

Amendment to IAS 1 and IFRS Practice Statement 2 – Disclosure of Accounting Policies

In February 2021, the IASB issued amendments to IAS 1, Presentation of Financial Statements and the IFRS Practice Statement 2 Making Materiality Judgements to provide guidance on the application of materiality judgments to accounting policy disclosures. The amendments to IAS 1 replace the requirement to disclose ‘significant’ accounting policies with a requirement to disclose ‘material’ accounting policies. Guidance and illustrative examples are added in the Practice Statement to assist in the application of materiality concept when making judgments about accounting policy disclosures. The amendments are effective January 1, 2023, with early adoption permitted. Prospective application is required on adoption. We do not expect these amendments to have a material effect on our financial statements.